Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Capital Stock
Entity Registrant Name	BRAZILIAN ELECTRIC POWER CO
Entity Central Index Key	0001439124
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Common shares
Capital Stock
Entity Common Stock, Shares Outstanding	1,087,050,297
Class A
Capital Stock
Entity Common Stock, Shares Outstanding	146,920
Class B
Capital Stock
Entity Common Stock, Shares Outstanding	265,436,883